Document and Entity Information	Nov. 13, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 13, 2018
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Nov. 13, 2018
Document Effective Date	Nov. 13, 2018
Prospectus Date	Nov. 30, 2017
Dreyfus Global Multi-Asset Income Fund | Class A
Prospectus:
Trading Symbol	DRAAX
Dreyfus Global Multi-Asset Income Fund | Class C
Prospectus:
Trading Symbol	DRACX
Dreyfus Global Multi-Asset Income Fund | Class I
Prospectus:
Trading Symbol	DRAIX
Dreyfus Global Multi-Asset Income Fund | Class Y
Prospectus:
Trading Symbol	DRAYX